CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
BALANCE SHEET
Allowance for accounts receivable	$ 1,288	$ 1,631	$ 1,886